LEASES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Leases
Operating Lease, Expense	$ 0	$ 16,425	$ 0	$ 32,510
Operating Leases, Income Statement, Sublease Revenue			$ 0	$ 26,340